UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, CT 06880



Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

/s/ Andrew R. Jones       Westport, CT       May 10, 2013
-------------------       -------------       ------------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      17
Form 13F Information Table Value Total:      130,261   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
Aaron's Inc                    COM              002535300    11666    406751 SH       SOLE                  406751      0        0
AFC Enterprises                COM              00104Q107     1653     45512 SH       SOLE                   45512      0        0
Blucora, Inc.                  COM              095229100     9302    600896 SH       SOLE                  600896      0        0
Consolidated Water             COM              G23773107     2760    278800 SH       SOLE                  278800      0        0
FNB United Corp.               COM              302519202      899     92100 SH       SOLE                   92100      0        0
Frischs Restaurants            COM              358748101     2483    138424 SH       SOLE                  138424      0        0
Geo Group Inc                  COM              36159R103     6930    184223 SH       SOLE                  184223      0        0
Getty Realty                   COM              374297109    10819    535324 SH       SOLE                  535324      0        0
H&R Block Inc.                 COM              093671105    22676    770756 SH       SOLE                  770756      0        0
Holloway Lodging REIC          COM              43570P104     4335   1175000 SH       SOLE                 1175000      0        0
Imperial Holdings              COM              452834104     3972    980711 SH       SOLE                  980711      0        0
Rent-A-Center Inc.             COM              76009N100     9564    258913 SH       SOLE                  258913      0        0
Sabra Health Care              COM              78573L106    16501    568817 SH       SOLE                  568817      0        0
State Bank Fin Corp            COM              856190103     4555    278255 SH       SOLE                  278255      0        0
Unitek Global Services         COM              91324T302     2408    821890 SH       SOLE                  821890      0        0
Valassis Communications        COM              918866104    10918    365520 SH       SOLE                  365520      0        0
XO Group Inc.                  COM              983772104     8820    881995 SH       SOLE                  881995      0        0